Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1
Previously Paid Amount	(0)
Total Fee Amount	(0)
Total Offset Amount	(0)
Net Fee	$ (0)